Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

June 19, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (the “Current Amendment”). The Current Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new series of the Trust, the Multi-Manager Global Listed Infrastructure Fund (the “Fund”).

We are requesting selective review of the Current Amendment pursuant to Release No. 33-6510, on the basis that the staff has previously recently reviewed the Trust’s prospectus and statement of additional information for the Fund, which were included in Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act filed with the Securities and Exchange Commission on April 25, 2012 (Accession No. 0001193125-12-181937) (the “Prior Amendment”).

The principal disclosure differences between the Prior Amendment and the Current Amendment are:

•

Information about the Fund’s proposed sub-advisers has been added under “Summary Section – Management,” “Fund Management,” “Statement of Additional Information – Investment Advisers, Sub-Advisers, Transfer Agent and Custodian” and “Statement of Additional Information – Portfolio Managers.”

•	Registrant’s responses to comments received from Securities and Exchange Commission examiner Houghton R. Hallock via teleconference on June 12, 2012 are incorporated in the Current Amendment.

Other than the changes to the sections highlighted above, there are no other material changes to the prospectus or statement of additional information for the Fund that was filed on April 25, 2012.

Please be advised that the Trust intends to request the acceleration of the Current Amendment to on or about July 9, 2012. We will forward a specific request for acceleration after we have responded to the staff’s comments, if any, on the Current Amendment.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1137.

Very truly yours,

/s/ Mary Jo Reilly

Mary Jo Reilly

Enclosures

cc:	Craig Carberry, Esq.